Borrowings	12 Months Ended
Jun. 30, 2026
Borrowings
Borrowings

20. Borrowings

The breakdown and the fair value of the Group’s borrowings as of June 30, 2026 and 2025 were as follows:

	Book value		Fair value
	06.30.2026	06.30.2025	06.30.2026	06.30.2025
Non-convertible notes	979,396	841,925	1,022,315	846,094
Bank loans and others	430	6,138	430	6,138
Bank overdrafts	21,151	8,965	21,151	8,965
Other borrowings	2,071	3,386	2,071	3,386
Loans with non-controlling interests	3,651	3,811	3,651	3,811
Total borrowings	1,006,699	864,225	1,049,618	868,394
Non-current	830,987	680,816
Current	175,712	183,409
Total	1,006,699	864,225

As of June 30, 2026 and 2025, total borrowings include collateralized liabilities (seller financing, leases and bank loans) of ARS 2,130 and ARS 2,244, respectively. These borrowings are mainly collateralized by trading properties of the Group (Notes 11).

The terms of the loans include standard covenants for this type of financial operation. As of the date of these Consolidated Financial Statements, the Group has complied with the covenants contemplated in its respective loan agreements.

The maturity of the Group’s borrowings is as follows:

	06.30.2026	06.30.2025
Capital
Less than 1 year	155,731	164,602
Between 1 and 2 years	71,092	65,942
Between 2 and 3 years	13	77,024
Between 3 and 4 years	75,831	-
Between 4 and 5 years	-	82,084
Later than 5 years	683,254	454,303
	985,921	843,955
Interest
Less than 1 year	19,981	18,807
Between 1 and 2 years	797	657
Between 2 and 3 years	-	806
	20,778	20,270
	1,006,699	864,225

The following table shows a reconciliation of borrowings during the years ended June 30, 2026 and 2025:

	06.30.2026	06.30.2025
Balance at the beginning of the year	864,225	682,868
Borrowings	382,804	498,602
Payment of borrowings	(152,642)	(245,861)
Collection / (payment) of short term loans, net	10,699	(17,758)
Interests paid	(70,840)	(63,889)
Accrued interests	75,021	52,572
Incorporation by business combination (i)	200	-
Cumulative translation adjustment and exchange differences, net	(146,324)	91,081
Inflation adjustment	36,770	(132,201)
Reclassifications and other movements	6,786	(1,189)
Balance at the end of the year	1,006,699	864,225

(i) See note 4 to these Consolidated Financial Statements. The amount is presented net of consolidation adjustments

The following table shows a breakdown of Group’s borrowing by type of fixed-rate and floating-rate, per currency denomination and per functional currency of the subsidiary that holds the loans for the fiscal years ended June 30, 2026 and 2025.

	06.30.2026
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	21,581	-	21,581
US Dollar	982,987	2,131	985,118
Subtotal fixed-rate borrowings	1,004,568	2,131	1,006,699
Total borrowings as per analysis	1,004,568	2,131	1,006,699
Total borrowings as per Statement of Financial Position	1,004,568	2,131	1,006,699

	06.30.2025
Rate per currency	Argentine Peso	Uruguayan Peso	Total
Fixed rate:
Argentine Peso	15,103	-	15,103
US Dollar	846,878	2,244	849,122
Subtotal fixed-rate borrowings	861,981	2,244	864,225
Total borrowings as per analysis	861,981	2,244	864,225
Total borrowings as per Statement of Financial Position	861,981	2,244	864,225

The following is a summary of the debt issuances made by the Group for the years ended June 30, 2026 and 2025:

Entity	Class	Issuance / expansion date	Amount in original currency	Maturity date	Interest rate	Principal payment	Interest payment
IRSA	Series XXII	oct-24	USD 15.80	10/23/2027	5.75%	At maturity	Semi-annually
IRSA	Series XXIII	oct-24	USD 51.47	10/23/2029	7.25%	At maturity	Semi-annually
IRSA	Series XXIV	mar-25	USD 480.45	3/31/2035	8.00%	33% march-33 - 33% march-34 and 34% march-35	Semi-annually
IRSA	Series XXV	jun-26	USD 50.00	6/8/2027	3.75%	At maturity	Semi-annually

The following debt issuances carried out by the Group during the year ended June 30, 2026 are described below:

Series XXIV Notes

On December 17, 2025, IRSA issued in the international market the Series XXIV Additional Notes for a nominal amount of USD 180 million at an issuance price of 98.503%.

The Series XXIV Notes were issued under New York Law, will mature on March 31, 2035, and will accrue interest at a fixed annual nominal rate of 8.00%, with interest payable semiannually on March 31 and September 30 of each year until maturity. Principal amortization will be made in three installments: (i) 33% of the principal on March 31, 2033, (ii) 33% of the principal on March 31, 2034, and (iii) 34% of the principal on March 31, 2035.

The Series XXIV Additional Notes have terms and conditions identical to the original Series XXIV Notes issued on March 31, 2025.

The total nominal amount outstanding of the Series XXIV Notes amounts to USD 480.5 million.

Series XXV Notes Issuance

On June 8, 2026, IRSA issued Series XXV Notes in the local market for a total amount of USD 50 million. The main characteristics of the issuance are detailed below:

•

The Series XXV Notes denominated in U.S. dollars for an amount of USD 50.0 million, at a fixed rate of 3.75%, with semiannual interest payments. Principal will be amortized in a single installment on the maturity date, June 8, 2027. The issuance price was 100% of nominal value.